Employee benefits - Long-term incentive programs (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021 R$ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Vesting period (in years)	3 years
Expected volatility
Disclosure of defined benefit plans [line items]
Measurement unit	39.00
Expected dividend yield (i)
Disclosure of defined benefit plans [line items]
Measurement unit	3.18
Matching Program
Disclosure of defined benefit plans [line items]
Vesting period (in years)	3 years
Matching Program | Granted shares
Disclosure of defined benefit plans [line items]
Measurement unit				1,046,255	2,154,534	1,222,721
Matching Program | VALE share price
Disclosure of defined benefit plans [line items]
Measurement unit		109.02	20.12
Performance Share Unit Program - PSU
Disclosure of defined benefit plans [line items]
Vesting period (in years)	3 years
Percentage of performance factor based on total return to shareholder metrics	80
percentage of performance factor based on environmental, social and governance indicator	20
Performance Share Unit Program - PSU | Granted shares
Disclosure of defined benefit plans [line items]
Measurement unit				1,474,723
Performance Share Unit Program - PSU | VALE share price
Disclosure of defined benefit plans [line items]
Measurement unit		109.02	20.12
Performance Share Unit Program - PSU | Expected term (in years)
Disclosure of defined benefit plans [line items]
Measurement unit				3
Performance Share Unit Program - PSU | Expected value of the total shareholder return (TSR)
Disclosure of defined benefit plans [line items]
Measurement unit	51.20
Performance Share Unit Program - PSU | Expected value of the performance factor (Total)
Disclosure of defined benefit plans [line items]
Measurement unit	60.96